Shareholders' equity (Tables)	12 Months Ended
Mar. 31, 2021
Equity [abstract]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
		2021		2020

	Number of options	Weighted average exercise price $	Number of options	Weighted average exercise price $

Outstanding - Beginning of year	4,507,606	3.32	3,953,739	3.46

Granted	1,253,000	3.95	757,000	1.88
Exercised	(94,000)	0.56	(173,000)	0.41
Expired	(717,500)	9.51	—	—
Cancelled	—	—	(30,133)	1.96

Outstanding - End of year	4,949,106	2.63	4,507,606	3.32

Disclosure of range of exercise prices of outstanding share options [Table Text Block]
	Options outstanding			Options exercisable
Range of exercise prices $	Number outstanding at March 31, 2021	Weighted average remaining contractual life (years)	Weighted average exercise price $	Number exercisable at March 31, 2021	Weighted average exercise price $

0.23 - 0.69	832,333	7.50	0.39	672,666	0.43
1.88 - 4.73	4,016,773	5.80	2.98	2,930,770	2.83
6.78 - 8.05	100,000	0.57	7.54	100,000	7.54

	4,949,106	5.98	2.63	3,703,436	2.52

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	2021	2020

Dividend yield	0.0%	0.0%
Expected volatility	78.5%	75.1%
Risk-free interest rate	0.5%	1.3%
Expected forfeitures	7.2%	7.7%
Expected average option term (years)	6.7	7.9